Note 25 - Costs and Expenses by Nature	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of expenses by nature [text block]

25.    Costs and expenses by nature

a)	Cost of goods sold

Mining costs	2024	2023
Salaries and benefits	(4,187)	(1,074)
Mining service providers	(40,511)	(18,786)
Blasting and fuels	(23,260)	(8,924)
Equipment rental	(553)	(752)
Other	(6,520)	(202)
	(75,031)	(29,738)

Processing costs	2024	2023
Salaries and benefits	(12,181)	(6,423)
Fuels	(1,697)	(4,072)
Consumables	(3,940)	(15,048)
Equipment rental	(1,790)	(3,067)
Taxes and fees	(847)	(358)
Utilities	(1,498)	(765)
Plant services	(6,299)	(2,278)
Equipment services	(638)	-
Insurance	(1,696)	-
Mobile crushing(1)	(3,751)	-
Other	(5,400)	(2,452)
	(39,737)	(34,463)

Distribution costs	2024	2023
Freight	(11,616)	(12,744)
Insurance	(78)	(133)
Warehouse	(931)	(455)
Port Operations	(3,447)	(2,263)
Expedition	(813)	-
Freight Maritime	(6,068)	-
Demurrage	(436)	-
Other	(90)	-
	(23,479)	(15,595)

Royalties (*)	2024	2023
Royalties	(7,366)	(5,168)

Depletion and depreciation	2024	2023
Depletion	(6,990)	(3,084)
Depreciation	(11,870)	(4,287)
	(18,860)	(7,371)
Total	(164,473)	(92,335)

(1) Mobile Crusher: Non-recurring cost that concludes in two stages, November 2024 and January 2025, aimed at maintaining production levels during the maintenance periods of the Company's primary crusher.

(*) Applicable Royalties:

i.) 2.0% ‘Compensação Financeira pela Exploração de Recursos Minerais’ (CFEM), a royalty on mineral production levied by the Brazilian government, payable on the price of minerals extracted from the Lithium Properties.

ii.) A royalty (currently held by LRC LP I, an unrelated party) of 1% of Net Revenues from sales of minerals extracted from the Lithium Properties.

iii.) Brazilian law requires paying landowner’s royalties equal to 50% of the Financial Compensation for the Exploration of Mineral Resources (CFEM). During the year 2024, the Company recognized $1.35 million payable to Miazga, with $0.4 million paid during the year.

b)	General and administrative expenses

	2024	2023
Salaries and benefits (Board, CEO and CFO)	(1,422)	(1,122)
Salaries and benefits (Staff)	(5,073)	(13,313)
Legal	(4,155)	(9,624)
Travel	(3,210)	(3,958)
Accounting services	(617)	(1,303)
Audit services	(1,274)	(2,244)
Insurance (D&O)	(3,025)	(4,761)
Public company costs, business development and investor relations	(3,000)	(3,454)
Taxes and fees	(51)	(1,886)
Advisory services	-	(5,377)
Severance	(564)	-
Insurance	-	(1,025)
Demurrage/Transport	-	(1,649)
Depreciation	(110)	(176)
Other	(2,714)	(4,506)
	(25,215)	(54,398)